Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Regulated Operations [Abstract]
Summary of Company's Capital Structure	At December 31, 2023 and 2022, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2023	2022
Short-term notes payable	279	1,374
Long-term debt payable within one year	700	733
Less: cash and cash equivalents	—	(458)
	979	1,649

Long-term debt	14,286	12,606
Common shares	2,957	2,957
Retained earnings	9,033	8,634
Total capital	27,255	25,846